Expense Example - Convergence Long/Short Equity Fund - Convergence Long/Short Equity Fund Class	Mar. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 155
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	$ 1,813